Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	Year ended December 31,
	2024	2023	2022

Insurance brokerage commissions	$479,112	$1,169,306	$455,394
Securities brokerage commissions	635,414	2,732,846	3,412,644
Market making commissions and fees	125,095	3,121,661	781,878
Sale of NFTs	-	-	438,041
Total revenue from contracts with customers	$1,239,621	$7,023,813	$5,087,957

Hong Kong	1,114,526	3,902,152	3,868,038
Cayman Islands	125,095	3,121,661	1,219,919
	$1,239,621	$7,023,813	$5,087,957

Schedule of Trading Gains (Losses) Breakdown	The following table represents trading gains (losses) breakdown:
	Year ended December 31,
	2024	2023	2022

CFD trading gains/(losses)	$396,765	$16,204,480	$(7,476,190)
TRS trading losses	(672,460)	(5,076,247)	(3,913,422)
OTC stock option trading gains/(losses)	(32,259,164)	(798,725)	937,109
Other trading gains/(losses)	7,985	149,996	(1,015,466)
Total	$(32,526,874)	$10,479,504	$(11,467,969)
	Trading Revenue
Line Item in Consolidated Statements of Operations and Comprehensive Income (Loss)	2024	2023	2022
Trading gains (losses)	$(32,526,874)	$10,479,504	$(11,467,969)
	$(32,526,874)	$10,479,504	$(11,467,969)

Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss)

The following table represents the effect of trading activities on the consolidated statements of operations and comprehensive income (loss):

	Trading Revenue
Type of Instrument	2024	2023	2022
Foreign Currency	$594	$-	$(310)
Stock Indices	482,146	18,663,955	(7,175,826)
Commodities	(85,975)	(2,459,475)	(300,054)
Equity	(32,923,639)	(5,724,976)	(3,991,779)
	$(32,526,874)	$10,479,504	$(11,467,969)